Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 USD ($)
Commitments and Contingencies (Textual)
Manufacturing and clinical study management related cost	$ 659,343
Deposits related to study initiation	142,568
Lease rent for office space	2,844
Rent expense	$ 52,926		$ 58,434
CAD [Member]
Commitments and Contingencies (Textual)
Lease rent for office space		$ 3,725